Accounts receivable	6 Months Ended
Jun. 30, 2021
Accounts Receivable, after Allowance for Credit Loss, Current [Abstract]
Accounts receivable	Accounts receivable
Accounts receivable are held at their nominal amount less an allowance for expected credit losses.
The adoption of ASC 326 on January 1, 2020 did not have a material impact on our third-party accounts receivable balances either on transition or at the year end. In calculating the expected credit losses we assumed that the accounts receivable are performing, mature within three months, and have a Baa3 credit rating. Refer to Note 4 - "Current expected credit losses" for further information.